Offerings	Dec. 18, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Preference Shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Limited Voting Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares (representing limited liability company interests)
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,400.00
Offering Note	There are being registered under this registration statement on Form F-10 and Form F-3 (this "Registration Statement") such indeterminate number of (i) debt securities of Brookfield Corporation ("BN"), Brookfield Finance Inc. ("BFI"), Brookfield Finance II Inc. ("BFI II"), Brookfield Capital Finance LLC ("BCF"), Brookfield Finance (Australia) Pty Ltd (the "AUS Issuer") and Brookfield Finance I (UK) plc (the "UK Issuer"); (ii) guarantees by BN of the debt securities issued by BFI, BFI II, BCF, the AUS Issuer and the UK Issuer; (iii) Class A Preference Shares issuable by BN ("BN Preference Shares") and Class A Limited Voting Shares ("BN Class A Shares") issuable by BN or to be resold by selling securityholders; (iv) preference shares (the "Canadian Finco Preference Shares") issued by Brookfield Finance IV Inc. ("BFI IV") and Brookfield Finance V Inc. ("BFI V"); (v) preferred shares representing limited liability company interests (the "US Preferred Shares") in Brookfield Finance II LLC ("BFL II"); and (vi) guarantees by BN of the Canadian Finco Preference Shares issued by BFI IV and BFI V and the US Preferred Shares issued by BFL II, in each case, in offerings from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $4,000,000,000 (in U.S. dollars or the equivalent thereof in non-U.S. currencies). Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the applicable registrant(s) and/or the selling securityholders in connection with the sale of such securities. In addition, pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"), the BN Class A Shares being registered hereunder include such indeterminate number of such securities as may be issuable with respect to the BN Class A Shares as a result of stock splits, stock dividends, or similar transactions. The guarantees being registered hereon are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantees is payable.